Financial Risk Management - Summary of Risk Exposure in Foreign Currencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	$ 94	$ 72	$ 4,444
Impact on loss before tax, decrease	94	72	4,444
EUR/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	1,471	1,211	6,129
Impact on loss before tax, decrease	1,471	1,211	6,129
GBP/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	17	63	2,786
Impact on loss before tax, decrease	17	63	$ 2,786
CNY/SEK Exchange Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact on loss before tax, increase	3,003	7,877
Impact on loss before tax, decrease	$ 3,003	$ 7,877